[ON CHAPMAN AND CUTLER LLP LETTERHEAD]

December 12, 2013

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Nuveen Municipal Trust
File Nos. 333-14725 and 811-07873

Ladies and Gentlemen:

On behalf of Nuveen Municipal Trust (the “Registrant”), we are transmitting Post-Effective Amendment No. 38 and Amendment No. 41 to the Registration Statement on Form N–1A (the “Amendment”) for electronic filing under the Securities Act of 1933, as amended, (the “Securities Act”) and the Investment Company Act of 1940, as amended, respectively. This Amendment relates to Nuveen All-American Municipal Bond Fund, Nuveen Inflation Protected Municipal Bond Fund, Nuveen Intermediate Duration Municipal Bond Fund, Nuveen Limited Term Municipal Bond Fund, Nuveen High Yield Municipal Bond Fund and Nuveen Short Duration High Yield Municipal Bond Fund (individually, a “Fund” and collectively the “Funds”), each a series of the Registrant. This Amendment is being filed pursuant to Rule 485(a) under the Securities Act and it is proposed that this Amendment will become effective 60 days after the filing of the Amendment. The sole purpose of this Amendment is to add a new share class, Class C shares, and to rename the current Class C shares into Class C2 shares.

If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

Very truly yours,

CHAPMAN AND CUTLER LLP

By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosure